Trade and other receivables - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 2,315	$ 2,283
Trade and other receivables	5,167	4,802
Rio Tinto plc [member] | LIBOR [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	9,114	6,007
Trade receivables past due but not impaired [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 145	$ 230